Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	As of December 31,
	2023	2022
Raw materials	$434,179	$896,766
Work in progress	1,688,000	1,324,655
Finished goods	227,526	399,022
Subtotal	2,349,705	2,620,443
Reserve for obsolete inventory	-	(6,894)
Total	$2,349,705	$2,613,549